Related party and Employee transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

15. Related party and Employee transactions

(a) Due from employees

	December 31, 2010	December 31, 2011
	US$	US$
Advances to employees	51,475	20,750

The balance represents cash advances to employees for traveling expenses and other expenses. The balances bear no interest and have no fixed payment terms.

(b) Others

For the year ended December 31, 2011, total directors’ remuneration paid amounted to US$2,261,501 (2009: US$752,611; 2010: US$990,309).

On December 27, 2006, Henan Xinyuan entered into a consulting agreement with another consulting company which is beneficially owned by Yong Cui, one of Henan Xinyuan’s directors, to provide similar finance consulting services to the Group, with an annual fee of US$30,735 starting from April 16, 2007. This consulting agreement was renewed on February 15, 2010, under which we had agreed to pay an annual fee of US$77,382. The agreement will expire in February 2013, and it can be terminated by written consent from both parties. The agreement contains provisions on confidentiality and non-competition.

In November 2011, the Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, one of the Company's directors, is a minority shareholder. The term of this agreement is six months with advisory fees amounting to US$10,000 per month.